CONTINGENT LIABILITIES, COMMITMENTS, AND GUARANTEES - Schedule of Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Commitments and guarantees
Commitments	£ 143,795	£ 142,733
Not later than 1 year
Commitments and guarantees
Commitments	97,069	106,261
1 year or over original maturity
Commitments and guarantees
Commitments	46,687	36,411
Mortgage offers made | Not later than 1 year
Commitments and guarantees
Commitments	17,144	17,807
Forward asset purchases and forward deposits placed
Commitments and guarantees
Commitments	39	61
Other | Not later than 1 year
Commitments and guarantees
Commitments	£ 79,925	£ 88,454